AQR Large Cap Multi-Style Fund Performance Management - AQR Large Cap Multi-Style Fund	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund's returns prior to May 4, 2026 as reflected in the bar chart and the table are those of the Fund when it followed different investment strategies.The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results. Updated information on the Fund’s performance, including its current NAV per share, can be obtained by visiting https://funds.aqr.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes), as provided by the bar chart and performance table that follows, is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information below shows summary performance information for the Fund in a bar chart and an average annual total returns table. The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund's returns prior to May 4, 2026 as reflected in the bar chart and the table are those of the Fund when it followed different investment strategies.
Bar Chart Narrative [Text Block]	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the indicated calendar years.
Bar Chart [Heading]	Class I Shares—Total Returns
Bar Chart Closing [Text Block]	Highest Quarterly ReturnLowest Quarterly Return20.49%6/30/20-22.40%3/31/20
Performance Table Heading	Average Annual Total Returns as of December 31, 2025
Performance Table Narrative	The following table compares the Fund’s average annual total returns for Class I Shares, Class N Shares and Class R6 Shares as of December 31, 2025 to the Russell 1000® Total Return Index. You cannot invest directly in an index. The table includes all applicable fees and sales charges.
Performance Table Does Reflect Sales Loads	The table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	 Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	 After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Class I Shares only. After-tax returns for other classes will vary.
Performance Availability Website Address [Text]	https://funds.aqr.com
I
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	20.49%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(22.40%)
Lowest Quarterly Return, Date	Mar. 31, 2020